TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective
Prospectus, Summary Prospectus and Statement of Additional Information

Transamerica Greystone International Growth
VP


Effective as of September 30, 2019, the day to day management of Transamerica Greystone
International Growth VP (the "Fund") will transfer from Greystone Managed Investments Inc., operating as TD Greystone Asset Management
("Greystone"), to TDAM USA Inc. ("TDAM
USA"). All references to Greystone in the Prospectuses, Summary Prospectuses and Statement of Additional Information for the Fund are replaced with TDAM USA.
Effective September 30, 2019 the following replaces the information relating to Greystone
Managed Investments Inc. in the Prospectus for the Fund in the sub-section entitled "Further
Information About Each Sub-Adviser" under the section entitled "Shareholder Information - Sub-
Adviser(s)":

TDAM USA Inc. ("TDAM USA") has been a
registered investment adviser since September
1995. As of August 31, 2019, TDAM USA had approximately $4.99 billion in total assets under management. TDAM USA is a wholly-owned subsidiary of TD Bank US Holding
Company, which is wholly owned by The
Toronto-Dominion Bank.



Investors Should Retain this Supplement for
Future Reference


September 26, 2019